Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Leases [Abstract]
Leases

NOTE 16 – LEASES

Manoa Innovation Center

The Company entered into an automatically renewable month-to-month lease for office space on August 13, 2010. Under the terms of this lease, the Company must provide a written notice 45 days prior to vacating the premises. Total rent expense under this agreement as amended was $8,989 and $27,188 for the three and nine-months ended September 30, 2019, respectively, and $8,760 and $29,662 for the three and nine-months ended September 30, 2018, respectively.

Fleet Lease

In January 2018, the Company entered into a vehicle lease arrangement with a rental company for three vehicles. The terms of the leases require monthly payments of $1,619 for three years. These leases convert to month-to-month leases in January 2021 unless terminated. Total lease expense under this agreement was $4,964 and $16,520 for the three and nine-months ended September 30, 2019, respectively, and $5,602 and $14,953 for the three and nine-months ended September 30, 2018, respectively.

Right-to-use leased asset and liability

As a result of the adoption of ASU No. 2016-02, Leases, on January 1, 2019, the Company recognized a right-to-use leased asset and liability for the Fleet Leases. The balance of this right-to-use asset and liability was $22,015 as of September 30, 2019.

NOTE 13 – LEASES

Manoa Innovation Center

The Company entered into an automatically renewable month-to-month lease for office space on August 13, 2010. Under the terms of this lease, the Company must provide a written notice 45 days prior to vacating the premises. Total rent expense under this agreement as amended was $39,302 and $29,690, for the years ended December 31, 2018 and 2017, respectively.

Fleet Lease

In January 2018, the Company entered into a vehicle lease arrangement with a rental company for three vehicles. The terms of the leases require monthly payments of $1,619 for three years. These leases convert to month-to-month leases in January 2021 unless terminated. Total lease expense under this agreement was $21,196 for the year ended December 31, 2018.

Future minimum lease payments are as follows for the years ended December 31:

2019	$17,868
2020	17,868
2021	1,489
$37,225